ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Disclosure of accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 30,100	$ 32,775
Accrued liabilities	25,560	18,972
Total trade and other current payables	$ 55,660	$ 51,747